Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Communication Services (2.0%)
	TEGNA Inc.	239,625	3,628
	Telephone & Data Systems Inc.	104,105	2,999
	Cinemark Holdings Inc.	65,050	2,471
	Cable One Inc.	2,094	2,339
	Meredith Corp.	44,392	2,298
*	AMC Networks Inc. Class A	25,329	1,337
	John Wiley & Sons Inc. Class A	18,085	756
*	Cars.com Inc.	35,092	743
*	Frontier Communications Corp.	2	—
			16,571
Consumer Discretionary (11.4%)
*	Caesars Entertainment Corp.	647,389	5,691
	Toll Brothers Inc.	148,975	5,180
	Polaris Industries Inc.	63,630	5,083
*	NVR Inc.	1,510	4,834
*	Skechers U.S.A. Inc. Class A	148,195	4,139
	Brunswick Corp.	96,636	4,008
	Marriott Vacations Worldwide Corp.	43,675	3,926
	Goodyear Tire & Rubber Co.	257,835	3,458
	Graham Holdings Co. Class B	4,835	3,290
	American Eagle Outfitters Inc.	186,114	3,238
	Thor Industries Inc.	58,085	3,000
	Dick's Sporting Goods Inc.	81,905	2,827
	Dunkin' Brands Group Inc.	37,621	2,792
*	Murphy USA Inc.	33,315	2,674
*	AutoNation Inc.	64,000	2,526
^	Williams-Sonoma Inc.	42,721	2,499
	KB Home	93,964	2,361
	Dana Inc.	159,194	2,323
	Boyd Gaming Corp.	88,723	2,122
	Carter's Inc.	24,771	2,084
	Six Flags Entertainment Corp.	42,057	2,076
	Bed Bath & Beyond Inc.	152,648	1,937
*	TRI Pointe Group Inc.	157,305	1,935
	Cracker Barrel Old Country Store Inc.	12,013	1,887
	Aaron's Inc.	35,072	1,868
	Adient plc	96,588	1,667
	Gentex Corp.	77,720	1,660
	Delphi Technologies plc	98,261	1,499
	Wyndham Destinations Inc.	36,712	1,460
*	Tempur Sealy International Inc.	22,429	1,431
*	Visteon Corp.	31,362	1,396
	Texas Roadhouse Inc. Class A	25,910	1,328
	Dillard's Inc. Class A	20,518	1,163
	Signet Jewelers Ltd.	57,642	1,087
	Cheesecake Factory Inc.	23,158	1,002
*	Penn National Gaming Inc.	49,585	935
*	Michaels Cos. Inc.	99,861	910

	Jack in the Box Inc.	10,606	882
*	Sally Beauty Holdings Inc.	49,504	752
	Tupperware Brands Corp.	35,667	664
*	Sotheby's	19,370	653
	International Speedway Corp. Class A	13,726	614
^	Papa John's International Inc.	12,250	594
	Big Lots Inc.	9	—
			97,455
Consumer Staples (3.4%)
	Ingredion Inc.	74,028	5,638
	Casey's General Stores Inc.	40,647	5,247
*	TreeHouse Foods Inc.	62,170	3,241
	Sanderson Farms Inc.	21,650	2,960
	Nu Skin Enterprises Inc. Class A	61,472	2,870
*	Sprouts Farmers Market Inc.	137,823	2,763
	Flowers Foods Inc.	101,878	2,279
*	Hain Celestial Group Inc.	99,427	2,027
	Energizer Holdings Inc.	34,603	1,416
*	Edgewell Personal Care Co.	30,655	875
			29,316
Energy (3.7%)
	EQT Corp.	282,889	5,177
*	WPX Energy Inc.	438,873	4,722
	Patterson-UTI Energy Inc.	237,234	2,522
	World Fuel Services Corp.	74,587	2,173
	PBF Energy Inc. Class A	71,861	1,897
*	Transocean Ltd.	303,615	1,882
	Range Resources Corp.	230,555	1,803
*	Oceaneering International Inc.	109,748	1,800
*	Oasis Petroleum Inc.	300,139	1,561
	SM Energy Co.	114,662	1,334
*	Apergy Corp.	42,086	1,305
*	McDermott International Inc.	200,755	1,213
*	Southwestern Energy Co.	324,624	1,165
*,^ Chesapeake Energy Corp.		591,448	1,136
	Core Laboratories NV	21,650	1,031
*	Matador Resources Co.	41,425	681
*	Diamond Offshore Drilling Inc.	38	—
			31,402
Financials (24.5%)
*	Alleghany Corp.	16,063	10,655
	Reinsurance Group of America Inc. Class A	69,749	10,327
	WR Berkley Corp.	160,548	9,986
	RenaissanceRe Holdings Ltd.	46,867	8,175
	American Financial Group Inc.	78,345	7,693
	Old Republic International Corp.	316,028	6,968
	First American Financial Corp.	123,783	6,393
	Cullen/Frost Bankers Inc.	69,932	6,383
	Synovus Financial Corp.	176,690	5,647
	New York Community Bancorp Inc.	518,908	5,153
	PacWest Bancorp	134,112	4,874
	Prosperity Bancshares Inc.	73,659	4,774
	First Horizon National Corp.	353,299	4,738
*	Brighthouse Financial Inc.	129,551	4,598
	Webster Financial Corp.	102,462	4,537
	Pinnacle Financial Partners Inc.	80,900	4,284

Stifel Financial Corp.	79,813	4,280
Wintrust Financial Corp.	62,747	4,251
United Bankshares Inc.	113,335	4,055
Umpqua Holdings Corp.	244,642	3,907
Bank OZK	134,216	3,879
Janus Henderson Group plc	183,200	3,723
Valley National Bancorp	368,607	3,620
Associated Banc-Corp	182,430	3,614
Hancock Whitney Corp.	95,130	3,613
TCF Financial Corp.	182,040	3,470
East West Bancorp Inc.	80,479	3,438
Legg Mason Inc.	94,981	3,383
SEI Investments Co.	64,507	3,241
Kemper Corp.	38,528	3,197
* Texas Capital Bancshares Inc.	55,772	3,196
Hanover Insurance Group Inc.	26,130	3,192
Navient Corp.	241,626	3,151
Chemical Financial Corp.	79,347	3,004
Fulton Financial Corp.	188,630	2,973
Cathay General Bancorp	85,020	2,860
Washington Federal Inc.	90,050	2,843
CNO Financial Group Inc.	178,449	2,803
Signature Bank	24,469	2,803
Trustmark Corp.	72,379	2,299
Sterling Bancorp	118,162	2,282
Commerce Bancshares Inc.	39,489	2,264
International Bancshares Corp.	60,538	2,207
FNB Corp.	194,911	2,144
Evercore Inc. Class A	25,036	1,934
Eaton Vance Corp.	49,871	1,906
Bank of Hawaii Corp.	24,259	1,835
Federated Investors Inc. Class B	55,287	1,688
Home BancShares Inc.	94,902	1,663
BancorpSouth Bank	52,483	1,421
Interactive Brokers Group Inc.	26,678	1,355
Mercury General Corp.	16,258	937
* Genworth Financial Inc. Class A	305,810	890
		208,506
Health Care (3.8%)
* United Therapeutics Corp.	48,549	4,077
* Exelixis Inc.	163,300	3,199
* Acadia Healthcare Co. Inc.	98,220	3,165
* Catalent Inc.	69,535	3,164
* Charles River Laboratories International Inc.	23,562	2,956
* Medidata Solutions Inc.	27,661	2,521
* MEDNAX Inc.	97,623	2,407
Patterson Cos. Inc.	91,727	1,928
* Allscripts Healthcare Solutions Inc.	190,244	1,851
* Prestige Consumer Healthcare Inc.	57,513	1,670
Cantel Medical Corp.	21,361	1,468
* Covetrus Inc.	58,400	1,440
* Syneos Health Inc.	28,408	1,171
* Tenet Healthcare Corp.	50,799	1,014
* Inogen Inc.	8,745	564
		32,595

Industrials (17.0%)
*	JetBlue Airways Corp.	340,376	5,865
	ManpowerGroup Inc.	67,050	5,734
	Watsco Inc.	35,686	5,617
	Oshkosh Corp.	77,781	5,537
*	AECOM	173,329	5,529
	Acuity Brands Inc.	44,296	5,478
	EMCOR Group Inc.	62,180	5,009
*	Teledyne Technologies Inc.	20,506	4,835
	AGCO Corp.	71,366	4,750
*	Stericycle Inc.	94,674	4,391
	nVent Electric plc	179,079	4,130
	Nordson Corp.	32,655	4,102
^	Knight-Swift Transportation Holdings Inc.	138,319	3,823
	Graco Inc.	75,255	3,554
	Timken Co.	75,720	3,332
*	MasTec Inc.	68,382	3,179
	Old Dominion Freight Line Inc.	23,788	3,151
*,^ XPO Logistics Inc.		59,402	3,094
	Carlisle Cos. Inc.	22,897	3,052
	Toro Co.	45,962	2,995
	Ryder System Inc.	58,981	2,979
*	Genesee & Wyoming Inc. Class A	31,251	2,976
	Trinity Industries Inc.	148,065	2,855
	Valmont Industries Inc.	24,364	2,756
	Hubbell Inc. Class B	23,646	2,708
*	Resideo Technologies Inc.	136,542	2,687
*	Colfax Corp.	105,542	2,649
*	Kirby Corp.	32,911	2,547
	Lincoln Electric Holdings Inc.	33,003	2,506
	Donaldson Co. Inc.	49,703	2,358
	Herman Miller Inc.	65,394	2,321
	Granite Construction Inc.	51,838	2,083
*	Avis Budget Group Inc.	70,672	2,004
	Brink's Co.	25,909	1,995
	Terex Corp.	68,790	1,842
*	Dycom Industries Inc.	34,912	1,821
	Deluxe Corp.	48,496	1,804
	Crane Co.	23,131	1,769
	MSC Industrial Direct Co. Inc. Class A	23,562	1,665
	Regal Beloit Corp.	22,805	1,658
	HNI Corp.	48,292	1,601
	GATX Corp.	22,758	1,589
	Landstar System Inc.	16,036	1,543
*	Clean Harbors Inc.	23,705	1,520
*	Trex Co. Inc.	22,878	1,369
	Werner Enterprises Inc.	48,524	1,353
	Healthcare Services Group Inc.	36,874	1,166
	EnerSys	15,773	887
*	NOW Inc.	66,225	863
			145,031
Information Technology (10.7%)
*	Arrow Electronics Inc.	94,293	5,908
*	CACI International Inc. Class A	27,608	5,619
	Avnet Inc.	120,399	4,917
*	First Solar Inc.	83,863	4,867
	Science Applications International Corp.	56,514	4,337

MKS Instruments Inc.	60,182	4,301
LogMeIn Inc.	56,453	4,055
* NCR Corp.	132,077	4,042
SYNNEX Corp.	46,063	3,994
CDK Global Inc.	81,705	3,955
Cognex Corp.	96,744	3,928
Jabil Inc.	156,335	3,844
* Tech Data Corp.	41,438	3,756
Perspecta Inc.	156,162	3,390
Teradyne Inc.	73,264	3,087
* Coherent Inc.	27,013	2,972
* ViaSat Inc.	31,564	2,747
* Cirrus Logic Inc.	65,670	2,454
Universal Display Corp.	16,007	2,352
Belden Inc.	43,748	2,240
Vishay Intertechnology Inc.	146,816	2,238
Versum Materials Inc.	37,559	1,929
* NetScout Systems Inc.	77,778	1,906
KBR Inc.	82,987	1,844
* Lumentum Holdings Inc.	40,561	1,642
Blackbaud Inc.	20,495	1,576
* Manhattan Associates Inc.	22,377	1,465
InterDigital Inc.	14,848	943
Plantronics Inc.	15,288	628
* Synaptics Inc.	16,815	445
		91,381
Materials (8.6%)
Sonoco Products Co.	110,943	6,860
Steel Dynamics Inc.	254,897	6,411
Reliance Steel & Aluminum Co.	74,484	6,202
Ashland Global Holdings Inc.	69,532	5,206
Olin Corp.	183,094	3,590
AptarGroup Inc.	31,446	3,562
Bemis Co. Inc.	51,628	3,012
Domtar Corp.	69,871	2,938
Owens-Illinois Inc.	170,582	2,729
Silgan Holdings Inc.	85,835	2,488
Royal Gold Inc.	26,191	2,305
United States Steel Corp.	192,349	2,274
PolyOne Corp.	86,301	2,169
Eagle Materials Inc.	24,974	2,149
Carpenter Technology Corp.	52,610	2,134
Valvoline Inc.	121,185	2,115
Minerals Technologies Inc.	39,118	2,033
Compass Minerals International Inc.	37,613	1,919
Louisiana-Pacific Corp.	78,127	1,783
Commercial Metals Co.	130,615	1,744
* Ingevity Corp.	19,872	1,743
Sensient Technologies Corp.	24,890	1,685
Worthington Industries Inc.	43,594	1,488
Scotts Miracle-Gro Co.	15,710	1,406
NewMarket Corp.	3,292	1,274
Cabot Corp.	29,079	1,161
Greif Inc. Class A	16,019	568
		72,948

Real Estate (9.3%)
Kilroy Realty Corp.		112,111	8,264
Jones Lang LaSalle Inc.		50,660	6,305
Camden Property Trust		43,995	4,547
Hospitality Properties Trust		182,595	4,541
Sabra Health Care REIT Inc.		198,010	3,820
Liberty Property Trust		73,929	3,509
Douglas Emmett Inc.		86,186	3,472
Corporate Office Properties Trust		122,431	3,408
Lamar Advertising Co. Class A		38,772	3,032
Brixmor Property Group Inc.		169,123	2,900
Highwoods Properties Inc.		59,795	2,623
PotlatchDeltic Corp.		75,357	2,536
EPR Properties		28,286	2,209
Cousins Properties Inc.		238,067	2,155
Pebblebrook Hotel Trust		76,812	2,138
Senior Housing Properties Trust		263,970	2,080
CoreSite Realty Corp.		16,305	1,903
Healthcare Realty Trust Inc.		57,041	1,839
Alexander & Baldwin Inc.		75,245	1,736
First Industrial Realty Trust Inc.		49,198	1,708
GEO Group Inc.		77,746	1,705
Rayonier Inc.		58,951	1,659
JBG SMITH Properties		39,753	1,570
Weingarten Realty Investors		54,459	1,536
PS Business Parks Inc.		9,537	1,535
CoreCivic Inc.		68,524	1,501
Taubman Centers Inc.		27,834	1,235
Urban Edge Properties		66,694	1,150
Tanger Factory Outlet Centers Inc.		60,498	1,026
^ Realogy Holdings Corp.		126,014	893
Mack-Cali Realty Corp.		35,114	798
			79,333
Utilities (5.3%)
MDU Resources Group Inc.		217,742	5,374
Southwest Gas Holdings Inc.		58,940	5,018
Aqua America Inc.		126,307	4,994
ALLETE Inc.		57,206	4,684
New Jersey Resources Corp.		98,571	4,677
PNM Resources Inc.		88,448	4,167
OGE Energy Corp.		97,587	4,056
Spire Inc.		31,551	2,629
Hawaiian Electric Industries Inc.		61,691	2,563
ONE Gas Inc.		28,020	2,453
IDACORP Inc.		24,056	2,412
NorthWestern Corp.		23,481	1,666
			44,693
Total Common Stocks (Cost $862,989)			849,231
	Coupon
Temporary Cash Investment (0.7%)[1]
Vanguard Market Liquidity Fund (Cost $5,884)[2,3]	2.527%	58,836	5,885
Total Investments (100.4%) (Cost $868,873)			855,116
Other Assets and Liabilities-Net (-0.4%)[3,4]			(3,529)
Net Assets (100%)			851,587
* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,166,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $4,255,000 of collateral received for securities on loan.
4 Cash with a value of $120,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2019	13	2,353	(114)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

S&P Mid-Cap 400 Value Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.